7. Convertible Debt - Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Debt - Net

	Third Party	Related Party	Totals
Balance December 31, 2014	$1,911,995	$26,999	$1,938,994
Add: Amortization of Debt Discount	2,077,955	23,001	2,100,956
Balance December 31, 2015	3,989,950	50,000	4,039,950
Add: Amortization of Debt Discount	276,952	—	276,952
Less Repayments	(340,000)	—	(340,000)
Balance March 31, 2016 (unaudited)	3,926,902	50,000	3,976,902
Less Current portion	(3,926,902)	(50,000)	(3,976,902)
Long-Term Convertible Debt	$—	$—	$—

	Third Party	Related Party	Totals
Balance as of December 31, 2013	$361,245	$50,000	$411,245
Proceeds	2,270,100	—	2,270,100
Repayments	—	—	—
Less: gross debt discount recorded	(2,203,354)	(46,105)	(2,249,459)
Add: Amortization of Debt Discount	1,484,004	23,104	1,507,108
Balance as of December 31, 2014	1,911,995	26,999	1,938,994
Add: Amortization of Debt Discount	2,077,955	23,001	2,100,956
Balance as of December 31, 2015	3,989,950	50,000	4,039,950
Less Current portion	(3,989,950)	(50,000)	(4,039,950)
Long-Term Convertible Debt	$—	$—	$—